                     PAINEWEBBER PACE SELECT ADVISORS TRUST
              (ON BEHALF OF PACE INTERNATIONAL EQUITY INVESTMENTS)

                          PAINEWEBBER INVESTMENT TRUST
                  (ON BEHALF OF PAINEWEBBER GLOBAL EQUITY FUND)

                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE International Equity Investments ("PACE International Equity Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Global Equity Fund ("Global Equity Fund"), a series of PaineWebber Investment Trust ("Investment Trust"), in exchange solely for shares of PACE International Equity Fund and the assumption by PACE International Equity Fund of all of Global Equity Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE International Equity Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional
Information:

      (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE International Equity Fund and is incorporated by reference from PACE Trust's Statement of Additional Information filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

      (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE International Equity Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979;

      (3) The Semi-Annual Report to Shareholders of Global Equity Fund, dated April 30, 2000, which is incorporated by reference from Investment Trust's Form N-30D, SEC File Number 811-06292, filed on July 7, 2000, accession number 0000912057-00-031151; and

      (4) The Annual Report to Shareholders of Global Equity Fund for the fiscal year ended October 31, 1999, which is incorporated by reference from Investment Trust's Form N-30D, SEC File Number 811-06292, filed on January 6, 2000, accession number 0000912057-00-000341.

      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 22, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 22, 2000.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

      The following tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for Global Equity Fund and PACE International Equity Fund as adjusted giving effect to the Reorganization.

      The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of both Funds have changed since that date. In particular, Global Equity Fund's holdings have changed substantially since that date because its portfolio of foreign investments was realigned by its new sub-adviser after October 10, 2000 to reflect its proprietary investment style and strategies, and its portfolio of U.S. investments was realigned to track the performance of the S&P 500 Index through use of futures contracts and other derivatives. Other changes in the two Funds' holdings are due to normal portfolio turnover in response to changes in market conditions.

      As of November 30, 2000, none of Global Equity Fund's foreign holdings was incompatible with PACE International Equity Fund's holdings or would have to be sold if Global Equity Fund's shareholders approve the Reorganization. It is expected, however, that if Global Equity Fund's shareholders approve the Reorganization, most of its U.S. investments (other than ADRs) would be sold in an orderly manner and the proceeds of these sales held in temporary investments pending reinvestment in assets that are consistent with the holdings of PACE International Equity Fund. As of November 30, 2000, Global Equity Fund's U.S. investments represented approximately 40% of its total portfolio.

      The relative portion of Global Equity Fund's assets represented by U.S. investments may change depending on changes in market conditions and on Mitchell Hutchins' continuing assessment of the appropriate allocation of the Fund's investments between U.S. and foreign markets. The need for Global Equity Fund to dispose of its U.S. investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and could result in its realizing gains (or losses) that would not otherwise have been realized.

PACE INTERNATIONAL EQUITY INVESTMENTS
PAINEWEBBER GLOBAL EQUITY FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                        PACE INTERNATIONAL       PW GLOBAL
                                                                        EQUITY INVESTMENTS      EQUITY FUND       ADJUSTMENTS
                                                                       --------------------    -------------     -------------
ASSETS
Investments in securities, at value (cost - $201,742,081,
  $312,333,041 and $514,075,122, respectively)                          $      241,469,562     $ 344,527,935      $        -
Investment of cash collateral for securities loaned
  (cost - $5,729,750, $16,388,086 and $22,117,836,
  respectively)                                                                  5,729,750        16,388,086               -
Cash (including cash denominated in foreign currencies,
  at value)                                                                      3,515,630            22,798               -
Receivable for investments sold                                                  2,201,468         1,147,935               -
Receivable for shares of beneficial interests sold                                 171,835            54,058               -
Dividends and interest receivable                                                  476,283           994,436               -
Deferred organizational expenses                                                     1,025                 -               -
Other assets                                                                        50,567           722,585               -
                                                                       --------------------    --------------    --------------

Total assets                                                                   253,616,120       363,857,833               -
                                                                       --------------------    --------------    --------------

LIABILITIES
Payable for cash collateral for securities loaned                                5,729,750        16,388,086               -
Payable for investments purchased                                                1,044,522           368,984               -
Payable for shares of beneficial interest repurchased                               60,860           408,548               -
Unrealized depreciation of forward foreign currency
  contracts                                                                              -            33,377               -
Payable to affiliates                                                              196,714                 -               -
Accrued expenses and other liabilities                                             132,316           734,292               -
                                                                       --------------------    --------------    --------------

Total liabilities                                                                7,164,162        17,933,287               -
                                                                       --------------------    --------------    --------------

NET ASSETS

Beneficial interest shares of $0.001 par value
  outstanding - 13,203,941, 20,581,676 and 31,737,239,
  respectively                                                                 190,876,988       225,013,950               -
Accumulated undistributed (distributions in excess of)
  net investment income (loss)                                                     264,006           (89,902)              -
Accumulated net realized gains from investment
  transactions                                                                  15,631,499        88,805,604               -
Net unrealized appreciation of investments                                      39,679,465        32,194,894               -
                                                                       --------------------    --------------    --------------
Net assets applicable to shares outstanding                             $      246,451,958     $ 345,924,546      $        -
                                                                       ====================    ==============    ==============

  CLASS P:
Net assets                                                              $      246,451,958     $         -        $        -
                                                                       --------------------    --------------    --------------
Shares Outstanding                                                              13,203,941               -                 -
                                                                       --------------------    --------------    --------------
Net asset and redemption value per share                                $            18.67     $         -        $        -
                                                                       ====================    ==============    ==============

  CLASS A:
Net assets                                                              $              -       $ 255,698,237      $        -
                                                                       --------------------    --------------    --------------
Shares outstanding                                                                     -          15,155,922        (1,456,601)
                                                                       --------------------    --------------    --------------
Net asset and redemption value per share                                $              -       $       16.87      $        -
                                                                       ====================    ==============    ==============
Maximum offering price per share (net asset value plus
  sales charge of 4.5% of offering price)                               $              -       $       17.66      $        -
                                                                       ====================    ==============    ==============

  CLASS B:
Net assets                                                              $              -       $  10,017,066      $        -
                                                                       --------------------    --------------    --------------
Shares outstanding                                                                     -             642,620          (105,944)
                                                                       --------------------    --------------    --------------
Net asset value and offering price per share                            $              -       $       15.59      $        -
                                                                       ====================    ==============    ==============

  CLASS C:
Net assets                                                              $              -       $  27,465,322      $        -
                                                                       --------------------    --------------    --------------
Shares outstanding                                                                     -           1,754,527          (283,041)
                                                                       --------------------    --------------    --------------
Net asset value and offering price per share                            $              -       $       15.65      $        -
                                                                       ====================    ==============    ==============

  CLASS Y:
Net assets                                                              $              -       $  52,743,921      $        -
                                                                       --------------------    --------------    --------------
Shares outstanding                                                                     -           3,028,607          (202,792)
                                                                       --------------------    --------------    --------------
Net asset value and offering price per share                            $              -       $       17.42      $        -
                                                                       ====================    ==============    ==============


                                                                             PRO FORMA
                                                                           COMBINED PACE
                                                                       INTERNATIONAL EQUITY
                                                                            INVESTMENTS
                                                                       --------------------
ASSETS
Investments in securities, at value (cost - $201,742,081,
  $312,333,041 and $514,075,122, respectively)                          $      585,997,497
Investment of cash collateral for securities loaned
  (cost - $5,729,750, $16,388,086 and $22,117,836,
  respectively)                                                                 22,117,836
Cash (including cash denominated in foreign currencies,
  at value)                                                                      3,538,428
Receivable for investments sold                                                  3,349,403
Receivable for shares of beneficial interests sold                                 225,893
Dividends and interest receivable                                                1,470,719
Deferred organizational expenses                                                     1,025
Other assets                                                                       773,152
                                                                       --------------------

Total assets                                                                   617,473,953
                                                                       --------------------

LIABILITIES
Payable for cash collateral for securities loaned                               22,117,836
Payable for investments purchased                                                1,413,506
Payable for shares of beneficial interest repurchased                              469,408
Unrealized depreciation of forward foreign currency
  contracts                                                                         33,377
Payable to affiliates                                                              196,714
Accrued expenses and other liabilities                                             866,608
                                                                       --------------------

Total liabilities                                                               25,097,449
                                                                       --------------------

NET ASSETS

Beneficial interest shares of $0.001 par value
  outstanding - 13,203,941, 20,581,676 and 31,737,238,
  respectively                                                                 415,890,938
Accumulated undistributed (distributions in excess of)
  net investment income (loss)                                                     174,104
Accumulated net realized gains from investment
  transactions                                                                 104,437,103
Net unrealized appreciation of investments                                      71,874,359
                                                                       --------------------
Net assets applicable to shares outstanding                             $      592,376,504
                                                                       ====================

  CLASS P:
Net assets                                                              $      246,451,958
                                                                       --------------------
Shares Outstanding                                                              13,203,941
                                                                       --------------------
Net asset and redemption value per share                                $            18.67
                                                                       ====================

  CLASS A:
Net assets                                                              $      255,698,237
                                                                       --------------------
Shares outstanding                                                              13,699,321
                                                                       --------------------
Net asset and redemption value per share                                $            18.67
                                                                       ====================
Maximum offering price per share (net asset value plus
  sales charge of 4.5% of offering price)                               $            19.55
                                                                       ====================

  CLASS B:
Net assets                                                              $       10,017,066
                                                                       --------------------
Shares outstanding                                                                 536,676
                                                                       --------------------
Net asset value and offering price per share                            $            18.67
                                                                       ====================

  CLASS C:
Net assets                                                              $       27,465,322
                                                                       --------------------
Shares outstanding                                                               1,471,486
                                                                       --------------------
Net asset value and offering price per share                            $            18.67
                                                                       ====================

  CLASS Y:
Net assets                                                              $       52,743,921
                                                                       --------------------
Shares outstanding                                                               2,825,815
                                                                       --------------------
Net asset value and offering price per share                            $            18.67
                                                                       ====================




            See accompanying notes to pro forma financial statements

PACE INTERNATIONAL EQUITY INVESTMENTS
PAINEWEBBER GLOBAL EQUITY FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                        PACE INTERNATIONAL        PW GLOBAL
                                                                        EQUITY INVESTMENTS       EQUITY FUND       ADJUSTMENTS
                                                                       --------------------     -------------     -------------
INVESTMENT INCOME:
  Interest                                                              $          878,820         1,168,088               -
  Dividends                                                                      2,901,895         5,327,049               -
                                                                       --------------------     -------------     -------------
                                                                                 3,780,715         6,495,137               -
                                                                       --------------------     -------------     -------------

EXPENSES:
  Investment advisory and administration                                         2,227,716         3,132,238           184,251  (a)
  Shareholder distribution and servicing fees                                            -         1,180,564               -
  Transfer agency and service                                                      111,468           381,402               -
  Trustees' fees                                                                    26,250            13,500           (13,500) (b)
  Legal and audit                                                                   47,330           135,708          (135,708) (b)
  Amortization of organizational expenses                                           19,032                 -               -
  Reports and notices to shareholders                                               42,612           208,712          (166,970) (b)
  Federal and state registration fees                                               33,082            64,800           (51,840) (b)
  Custody and accounting                                                           351,286           921,247               -
  Interest expense                                                                       -           606,493               -
  Other expenses                                                                    10,070            36,090               -
                                                                       --------------------     -------------     -------------
                                                                                 2,868,846         6,680,753          (183,766)
  Less: fee waivers and reimbursements from adviser                                 (7,642)          (13,275)              -
                                                                       --------------------     -------------     -------------
  Net expenses                                                                   2,861,204         6,667,478          (183,766)
                                                                       --------------------     -------------     -------------
  Net investment income (loss)                                                     919,511          (172,340)          183,766
                                                                       --------------------     -------------     -------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS:
  Net realized gains from investment transactions                               15,442,127        92,429,256               -
  Net change in unrealized appreciation of investments                          16,381,190        29,361,359               -
                                                                       --------------------     -------------     -------------
Net realized and unrealized gains from investment activities                    31,823,317       121,790,615               -
                                                                       --------------------     -------------     -------------
Net increase in net assets resulting from operations                    $       32,742,828       121,618,275           183,766
                                                                       ====================     =============     =============


                                                                            PRO FORMA
                                                                          COMBINED PACE
                                                                       INTERNATIONAL EQUITY
                                                                           INVESTMENTS
                                                                       --------------------
INVESTMENT INCOME:
  Interest                                                                       2,046,908
  Dividends                                                                      8,228,944
                                                                       --------------------
                                                                                10,275,852
                                                                       --------------------

EXPENSES:
  Investment advisory and administration                                         5,544,205
  Shareholder distribution and servicing fees                                    1,180,564
  Transfer agency and service                                                      492,870
  Trustees' fees                                                                    26,250
  Legal and audit                                                                   47,330
  Amortization of organizational expenses                                           19,032
  Reports and notices to shareholders                                               84,354
  Federal and state registration fees                                               46,042
  Custody and accounting                                                         1,272,533
  Interest expense                                                                 606,493
  Other expenses                                                                    46,160
                                                                       --------------------
                                                                                 9,365,833
  Less: fee waivers and reimbursements from adviser                                (20,917)
                                                                       --------------------
  Net expenses                                                                   9,344,915
                                                                       --------------------
  Net investment income (loss)                                                     930,937
                                                                       --------------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS:
  Net realized gains from investment transactions                              107,871,383
  Net change in unrealized appreciation of investments                          45,742,549
                                                                       --------------------
Net realized and unrealized gains from investment activities                   153,613,932
                                                                       --------------------
Net increase in net assets resulting from operations                           154,544,869
                                                                       ====================

--------------
(a) Reflects increase in fees resulting from higher fee schedule of PACE International Equity Investments.
(b) Reflects the anticipated savings of the merger.


            See accompanying notes to pro forma financial statements

PACE INTERNATIONAL EQUITY INVESTMENTS
PAINEWEBBER GLOBAL EQUITY FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
           COMMON STOCKS - 91.51%


           AUSTRALIA - 1.47%

           BANKS - 0.16%
    66,140 National Australia Bank, Ltd.                             $                -      $   948,595      $          948,595
                                                                    --------------------    -------------    --------------------

           LIFE ASSURANCE - 0.27%
   162,500 AMP Ltd.                                                           1,628,417                -               1,628,417
                                                                    --------------------    -------------    --------------------

           MEDIA & PHOTOGRAPHY - 0.86%
   400,000 John Fairfax Holdings Ltd.                                         1,100,575                -               1,100,575
   199,840 News Corp. Ltd. ADR(1)                                               858,339        3,144,120               4,002,459
                                                                    --------------------    -------------    --------------------
                                                                              1,958,914        3,144,120               5,103,034
                                                                    --------------------    -------------    --------------------

           TRANSPORTATION - 0.18%
    35,800 Brambles Industries Ltd.                                           1,038,931                -               1,038,931
                                                                    --------------------    -------------    --------------------

           TOTAL AUSTRALIA COMMON STOCKS                                      4,626,262        4,092,715               8,718,977
                                                                    --------------------    -------------    --------------------


           AUSTRIA - 0.19%

           ENERGY SOURCES - 0.19%
    15,500 OMV AG                                                                     -        1,134,744               1,134,744
                                                                    --------------------    -------------    --------------------

           TOTAL AUSTRIA COMMON STOCKS                                                -        1,134,744               1,134,744
                                                                    --------------------    -------------    --------------------


           BRAZIL - 0.21%

           OIL & GAS - 0.21%
    48,000 Petroleo Brasileiro S.A. ADR                                       1,254,960                -               1,254,960
                                                                    --------------------    -------------    --------------------

           TOTAL BRAZIL COMMON STOCKS                                         1,254,960                -               1,254,960
                                                                    --------------------    -------------    --------------------


           CANADA - 0.46%

           BANKS - 0.16%
    18,080 Royal Bank of Canada                                                       -          964,153                 964,153
                                                                    --------------------    -------------    --------------------

           MINING & METALS - 0.30%
    33,200 Potash Corp. of Saskatchewan Inc.                                          -        1,782,425               1,782,425
                                                                    --------------------    -------------    --------------------

           TOTAL CANADA COMMON STOCK                                                  -        2,746,578               2,746,578
                                                                    --------------------    -------------    --------------------


           CZECH REPUBLIC - 0.10%

           TELECOMMUNICATIONS -SERVICES - 0.10%
    13,000 Cseke Radio KomuniKace A.S. GDR **                                   585,000                -                 585,000
                                                                    --------------------    -------------    --------------------

           TOTAL CZECH REPUBLIC COMMON STOCK                                    585,000                -                 585,000
                                                                    --------------------    -------------    --------------------


           FINLAND - 1.70%

           COMPUTER SOFTWARE & SERVICES - 0.14%


                                     Page 1


                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
    23,300 Tieto Corp                                                           825,898                -                 825,898
                                                                    --------------------    -------------    --------------------


           LONG DISTANCE & PHONE COMPANIES - 0.15%
    20,759 Elisa Communications                                                       -          883,975                 883,975
                                                                    --------------------    -------------    --------------------

           TELECOMMUNICATIONS-SERVICES - 1.42%
   189,238 Nokia (AB) OY                                                      4,718,981        3,665,307               8,384,288
                                                                    --------------------    -------------    --------------------

           TOTAL FINLAND COMMON STOCKS                                        5,544,879        4,549,282              10,094,161
                                                                    --------------------    -------------    --------------------





           FRANCE - 13.60%

           BANKS - 0.97%
    40,760 Societe Generale *                                                 2,530,743                -               2,530,743
    32,550 National Banque de Paris                                                   -        3,212,475               3,212,475
                                                                    --------------------    -------------    --------------------
                                                                              2,530,743        3,212,475               5,743,218
                                                                    --------------------    -------------    --------------------

           BUILDING MATERIALS & COMPONENTS - 0.26%
    19,700 Lafarge                                                                    -        1,526,201               1,526,201
                                                                    --------------------    -------------    --------------------

           CHEMICALS - 1.12%
    69,190 Aventis S.A.                                                       5,328,236                -               5,328,236
    86,000 Rhodia Inc. S.A.                                                           -        1,295,063               1,295,063
                                                                    --------------------    -------------    --------------------
                                                                              5,328,236        1,295,063               6,623,299
                                                                    --------------------    -------------    --------------------

           COMPUTER-BUSINESS SERVICES - 0.76%
    23,049 Cap Gemini S.A.                                                    3,212,379        1,313,700               4,526,079
                                                                    --------------------    -------------    --------------------

           DIVERSIFIED INDUSTRIALS - 1.67%
    36,178 Vivendi Environment                                                1,126,479                -               1,126,479
   109,466 Vivendi SA                                                         5,836,624        2,907,688               8,744,312
                                                                    --------------------    -------------    --------------------
                                                                              6,963,103        2,907,688               9,870,791
                                                                    --------------------    -------------    --------------------

           ENERGY SOURCES - 0.81%
    32,575 Total Fina Elf S.A.(1)                                                     -        4,826,941               4,826,941
                                                                    --------------------    -------------    --------------------

           ENGINEERING & MACHINERY - 0.18%
    42,609 Alstom                                                             1,044,793                -               1,044,793
                                                                    --------------------    -------------    --------------------

           FINANCIAL SERVICES - 0.39%
    14,000 Lyonnaise Des Eaux                                                         -        2,289,875               2,289,875
                                                                    --------------------    -------------    --------------------

           FOOD & DRUG RETAILERS - 0.79%
    63,417 Carrefour                                                          4,666,221                -               4,666,221
                                                                    --------------------    -------------    --------------------

           HEALTH & PERSONAL CARE - 1.27%
    97,320 Rhone Poulenc S.A. *                                                       -        7,494,493               7,494,493
                                                                    --------------------    -------------    --------------------


                                     Page 2

                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
           LIFE ASSURANCE - 1.77%
    69,083 AXA                                                                5,467,133        5,032,017              10,499,150
                                                                    --------------------    -------------    --------------------

           OIL & GAS - 0.92%
    36,744 Total FINA S.A., Series B (1)                                      5,444,701                -               5,444,701
                                                                    --------------------    -------------    --------------------

           SUPPORT SERVICES - 0.24%
     9,190 Sodexho Alliance                                                   1,446,932                -               1,446,932
                                                                    --------------------    -------------    --------------------

           TELECOMMUNICATION - SERVICES - 1.77%
   141,903 Alcatel *                                                          4,949,874        5,517,645              10,467,519
                                                                    --------------------    -------------    --------------------

           WATER - 0.69%
    25,073 Suez Lyonnaise des Eaux                                            4,101,003                -               4,101,003
                                                                    --------------------    -------------    --------------------

           TOTAL FRANCE COMMON STOCKS                                        45,155,118       35,416,098              80,571,216
                                                                    --------------------    -------------    --------------------


           GERMANY - 2.06%

           BANKS - 1.38%
    10,511 Allianz AG                                                         3,896,314                -               3,896,314
    30,100 Deutsche Bank AG                                                           -        2,684,765               2,684,765
    34,910 Dresdner Bank AG                                                           -        1,602,997               1,602,997
                                                                    --------------------    -------------    --------------------
                                                                              3,896,314        4,287,762               8,184,076
                                                                    --------------------    -------------    --------------------

           DIVERSIFIED INDUSTRIALS - 0.68%
    26,100 Siemens AG                                                                 -        4,040,754               4,040,754
                                                                    --------------------    -------------    --------------------

           TOTAL GERMANY COMMON STOCKS                                        3,896,314        8,328,516              12,224,830
                                                                    --------------------    -------------    --------------------


           GREECE - 0.32%

           TELECOMMUNICATIONS-SERVICES - 0.10%
    26,100 Hellenic Telecom                                                     586,630                -                 586,630
                                                                    --------------------    -------------    --------------------

           WIRELESS TELECOMMUNICATIONS - 0.22%
   118,700 Hellenic Telecommunications ADR                                            -        1,298,281               1,298,281
                                                                    --------------------    -------------    --------------------

           TOTAL GREECE COMMON STOCKS                                           586,630        1,298,281               1,884,911
                                                                    --------------------    -------------    --------------------


           HONG KONG - 1.32%

           BANKS - 0.21%
   537,000 Bank of East Asia, Ltd.                                            1,215,384                -               1,215,384
                                                                    --------------------    -------------    --------------------

           DIVERSIFIED INDUSTRIALS - 0.30%
   127,300 Hutchison Whampoa Ltd.                                             1,771,139                -               1,771,139
                                                                    --------------------    -------------    --------------------

           REAL ESTATE - 0.41%
   125,000 Cheung Kong (Holdings) Ltd.                                        1,470,654                -               1,470,654
   120,000 Sun Hung Kai Properties Ltd.                                         942,501                -                 942,501
                                                                    --------------------    -------------    --------------------
                                                                              2,413,155                -               2,413,155
                                                                    --------------------    -------------    --------------------

           TELECOMMUNICATIONS-SERVICES - 0.41%
   159,000 China Telecom Ltd.*                                                1,264,106                -               1,264,106
    49,860 China Unicom Ltd. ADR *                                            1,174,826                -               1,174,826


                                     Page 3

                                                                                                                  PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
                                                                              2,438,932                -               2,438,932
                                                                    --------------------    -------------    --------------------

           TOTAL HONG KONG COMMON STOCKS                                      7,838,610                -               7,838,610
                                                                    --------------------    -------------    --------------------


           INDIA - 0.14%

           TELECOMMUNICATIONS-SERVICES - 0.14%
    77,000 Videsh Sanchar Nigam Ltd. GDR                                        835,450                -                 835,450
                                                                    --------------------    -------------    --------------------

           TOTAL INDIA COMMON STOCKS                                            835,450                -                 835,450
                                                                    --------------------    -------------    --------------------


           IRELAND - 0.49%

           BANKS - 0.40%
   386,551 Bank of Ireland                                                            -        2,374,975               2,374,975
                                                                    --------------------    -------------    --------------------

           PHARMACEUTICALS - 0.09%
     9,600 Elan Corp. PLC ADR*                                                  506,758                -                 506,758
                                                                    --------------------    -------------    --------------------

           TOTAL IRELAND COMMON STOCKS                                          506,758        2,374,975               2,881,733
                                                                    --------------------    -------------    --------------------


           ISRAEL - 0.39%

           BANKS - 0.09%
   194,000 Bank Hapoalim Ltd.                                                   552,117                -                 552,117
                                                                    --------------------    -------------    --------------------

           ELECTRICAL EQUIPMENT - 0.21%
    14,981 Orbotech Ltd. *                                                            -        1,234,060               1,234,060
                                                                    --------------------    -------------    --------------------

           INFORMATION TECHNOLOGY HARDWARE - 0.09%
     7,400 Nice System Ltd. ADR*                                                542,050                -                 542,050
                                                                    --------------------    -------------    --------------------

           TOTAL ISRAEL COMMON STOCKS                                         1,094,167        1,234,060               2,328,227
                                                                    --------------------    -------------    --------------------


           ITALY - 2.30%

           BANKS - 0.87%
   303,706 San Palo-IMI SPA                                                   2,818,622        2,331,809               5,150,431
                                                                    --------------------    -------------    --------------------

           INFORMATION TECHNOLOGY HARDWARE - 0.34%
   155,766 Telecom Italia SPA                                                 2,003,555                -               2,003,555
                                                                    --------------------    -------------    --------------------

           INSURANCE - 0.16%
    86,300 Ras                                                                        -          975,685                 975,685
                                                                    --------------------    -------------    --------------------

           LIFE ASSURANCE - 0.25%
   117,399 Alleanza Assicurazioni (1)                                         1,463,275                -               1,463,275
                                                                    --------------------    -------------    --------------------

           TELECOMMUNICATIONS-SERVICES - 0.68%
   427,441 Telecom Italia Mobilare SPA                                        4,040,317                -               4,040,317
                                                                    --------------------    -------------    --------------------

           TOTAL ITALY COMMON STOCKS                                         10,325,769        3,307,494              13,633,263
                                                                    --------------------    -------------    --------------------


           JAPAN - 13.65%

           APPAREL, RETAIL - 0.16%
     2,700 Fast Retailing Co                                                          -          972,330                 972,330
                                                                    --------------------    -------------    --------------------

           AUTOMOBILES - 0.56%
    74,000 Bridgestone Corp.                                                  1,696,768                -               1,696,768


                                     Page 4

                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
    45,000 Honda Motor Company Ltd.                                           1,641,063                -               1,641,063
                                                                    --------------------    -------------    --------------------
                                                                              3,337,831                -               3,337,831
                                                                    --------------------    -------------    --------------------

           BANKS - 0.16%
   121,000 Sanwa Bank                                                                 -          970,780                 970,780
                                                                    --------------------    -------------    --------------------

           CHEMICALS - 1.37%
   238,000 Asahi Chemical Industries Company Ltd.                             1,514,555                -               1,514,555
    79,000 Shin Etsu Chemical Ltd.                                            3,961,344                -               3,961,344
   222,000 Sumiomo Bakelite Company Ltd. (1)                                  2,651,411                -               2,651,411
                                                                    --------------------    -------------    --------------------
                                                                              8,127,310                -               8,127,310
                                                                    --------------------    -------------    --------------------

           COMPUTER HARDWARE - 0.55%
   122,000 NEC Corp.                                                                  -        3,247,846               3,247,846
                                                                    --------------------    -------------    --------------------


           CONSTRUCTION & BUILDING MATERIALS - 0.14%
   128,000 Daiwa House Industry Co                                              811,050                -                 811,050
                                                                    --------------------    -------------    --------------------

           DATA PROCESSING & REPRODUCTION - 0.33%
    44,000 Canon Inc.                                                                 -        1,957,606               1,957,606
                                                                    --------------------    -------------    --------------------

           DRUGS & MEDICINE - 0.17%
    30,000 Taisho Pharmaceutical Co.                                                  -        1,009,254               1,009,254
                                                                    --------------------    -------------    --------------------

           ELECTRONIC & ELECTRICAL EQUIPMENT - 2.04%
    87,000 Canon Inc. (1)                                                     3,603,774                -               3,603,774
    12,800 Mabuchi Motor Co                                                   1,799,891                -               1,799,891
     5,000 Murata Manufacturing Co., Ltd.                                             -          592,606                 592,606
    44,500 Sony Corp                                                          2,175,858        1,909,614               4,085,472
   124,000 Sumitomo Electric Industries Ltd.                                  2,005,525                -               2,005,525
                                                                    --------------------    -------------    --------------------
                                                                              9,585,048        2,502,220              12,087,268
                                                                    --------------------    -------------    --------------------

           ELECTRONIC COMPONENTS - 0.47%
   313,000 Toshiba Corp.                                                              -        2,753,749               2,753,749
                                                                    --------------------    -------------    --------------------

           FINANCIAL SERVICES - 0.27%
     5,500 Acom Co                                                                    -          416,192                 416,192
   158,000 Nikko Securities Co., Ltd.                                                 -        1,208,570               1,208,570
                                                                    --------------------    -------------    --------------------
                                                                                      -        1,624,762               1,624,762
                                                                    --------------------    -------------    --------------------

           FOOD & DRUG RETAILERS - 0.14%
    26,000 Familymart Company Ltd.                                              853,353                -                 853,353
                                                                    --------------------    -------------    --------------------

           GENERAL RETAILERS - 0.47%
    23,000 Ito-Yokado Company Ltd.                                            1,369,285                -               1,369,285
    88,000 Marui Company Ltd.                                                 1,442,531                -               1,442,531
                                                                    --------------------    -------------    --------------------
                                                                              2,811,816                -               2,811,816
                                                                    --------------------    -------------    --------------------

           HEALTH & PERSONAL CARE - 0.21%
    21,000 Takeda Chemical Industries                                                 -        1,244,473               1,244,473
                                                                    --------------------    -------------    --------------------

           INFORMATION TECHNOLOGY HARDWARE - 2.20%
   171,000 Fujitsu Ltd.                                                       2,948,443        1,853,307               4,801,750
   188,000 Hitachi Ltd.                                                       2,245,339                -               2,245,339
    17,300 Matsuchita Communication Industrial Co. Ltd.                       2,003,100                -               2,003,100
    15,200 Rohm Company Ltd.                                                  3,984,137                -               3,984,137
                                                                    --------------------    -------------    --------------------
                                                                             11,181,019        1,853,307              13,034,326
                                                                    --------------------    -------------    --------------------

           INSURANCE - 0.09%
   120,000 Mitsui Marine & Fire                                                 533,892                -                 533,892
                                                                    --------------------    -------------    --------------------



                                     Page 5

                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
           LEISURE, ENTERTAINMENT & HOTELS - 0.18%
    38,000 Namco Ltd.                                                         1,077,449                -               1,077,449
                                                                    --------------------    -------------    --------------------

           LONG DISTANCE & PHONE COMPANIES - 0.36%
       157 DDI Corp.                                                                  -        1,216,666               1,216,666
        79 Nippon Telephone & Telegraph Co.                                           -          943,520                 943,520
                                                                    --------------------    -------------    --------------------
                                                                                      -        2,160,186               2,160,186
                                                                    --------------------    -------------    --------------------

           MEDIA & PHOTOGRAPHY - 0.58%
    34,000 Fuji Photo Film Company Ltd.                                       1,261,613                -               1,261,613
   216,000 Toppan Printing Co                                                 2,185,896                -               2,185,896
                                                                    --------------------    -------------    --------------------
                                                                              3,447,509                -               3,447,509
                                                                    --------------------    -------------    --------------------

           MERCHANDISING - 0.32%
    24,400 Yamada Denki Co.(1)                                                        -        1,890,869               1,890,869
                                                                    --------------------    -------------    --------------------

           PERSONAL CARE & HOUSEHOLD PRODUCTS - 0.43%
    87,000 Kao Corp                                                           2,569,905                -               2,569,905
                                                                    --------------------    -------------    --------------------

           PHARMACEUTICALS - 0.81%
    47,000 Taisho Pharmaceutical Co                                           1,581,164                -               1,581,164
    69,000 Yamanouchi Pharmaceutical Co                                       3,233,442                -               3,233,442
                                                                    --------------------    -------------    --------------------
                                                                              4,814,606                -               4,814,606
                                                                    --------------------    -------------    --------------------

           SOFTWARE & COMPUTER SERVICES - 0.32%
    61,000 MKC-STAT Corp.                                                     1,018,289                -               1,018,289
     7,000 Trend Micro Inc.                                                     855,176                -                 855,176
                                                                    --------------------    -------------    --------------------
                                                                              1,873,465                -               1,873,465
                                                                    --------------------    -------------    --------------------

           SUPPORT SERVICES - 0.40%
    15,800 Benesse Corp                                                         792,269                -                 792,269
    25,000 Secom Company Ltd.                                                 1,556,730                -               1,556,730
                                                                    --------------------    -------------    --------------------
                                                                              2,348,999                -               2,348,999
                                                                    --------------------    -------------    --------------------

           TELECOMMUNICATION SERVICES - 0.89%
       211 NTT Mobile Communication Network                                   4,161,918        1,128,231               5,290,149
                                                                    --------------------    -------------    --------------------

           TOTAL JAPAN COMMON STOCKS                                         57,535,170       23,315,613              80,850,783
                                                                    --------------------    -------------    --------------------


           KOREA - 0.62%

           ELECTRONIC & ELECTRICAL EQUIPMENT - 0.45%
     4,800 Samsung Electronics                                                        -        1,267,965               1,267,965
     9,600 Samsung Electronics GDR **                                         1,375,200                -               1,375,200
                                                                    --------------------    -------------    --------------------
                                                                              1,375,200        1,267,965               2,643,165
                                                                    --------------------    -------------    --------------------

           WIRELESS TELECOMMUNICATIONS - 0.17%
    27,200 Korea Telecom                                                              -        1,016,600               1,016,600
                                                                    --------------------    -------------    --------------------

           TOTAL KOREA COMMON STOCKS                                          1,375,200        2,284,565               3,659,765
                                                                    --------------------    -------------    --------------------


           MEXICO - 0.82%

           DIVERSIFIED INDUSTRIAL - 0.05%
   124,000 Alfa, S.A. de C.V. Series A                                          325,689                -                 325,689
                                                                    --------------------    -------------    --------------------

           GENERAL RETAILERS - 0.13%
   336,000 Cifra S.A. de C.V. Series V*(1)                                      774,888                -                 774,888
                                                                    --------------------    -------------    --------------------

           MEDIA & PHOTOGRAPHY - 0.12%
    11,300 Grupo Televisa S.A. de C.V. ADR*                                     730,262                -                 730,262
                                                                    --------------------    -------------    --------------------



                                     Page 6

                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
           SPECIALTY & OTHER FINANCE - 0.14%
   170,000 Grupo Financiero Banamex                                             814,969                -                 814,969
                                                                    --------------------    -------------    --------------------

           TELECOMMUNICATION SERVICES - 0.37%
    41,800 Telefonos de Mexico, S.A. de C.V. ADR (1)                          2,199,725                -               2,199,725
                                                                    --------------------    -------------    --------------------

           TOTAL MEXICO COMMON STOCKS                                         4,845,533                -               4,845,533
                                                                    --------------------    -------------    --------------------


           NETHERLANDS - 5.93%

           BANKS - 1.26%
   111,695 ING Groep N.V.                                                     1,606,791        5,860,258               7,467,049
                                                                    --------------------    -------------    --------------------

           COMPUTER-BUSINESS SERVICES - 0.54%
   189,700 Getronics N.V.                                                             -        3,199,468               3,199,468
                                                                    --------------------    -------------    --------------------

           FOOD & HOUSEHOLD PRODUCTS - 0.13%
    17,380 Unilever NV                                                                -          761,816                 761,816
                                                                    --------------------    -------------    --------------------

           FOOD RETAIL - 0.24%
    30,434 Numico Kon N.V.                                                            -        1,428,491               1,428,491
                                                                    --------------------    -------------    --------------------

           FOREST PRODUCTS, PAPER - 0.48%
    93,600 Buhrmann N.V.                                                              -        2,845,043               2,845,043
                                                                    --------------------    -------------    --------------------

           MEDIA & PHOTOGRAPHY - 1.90%
   268,340 Elsevier N.V.                                                      2,971,614                -               2,971,614
   151,301 VNU N.V.                                                           6,807,129        1,465,298               8,272,427
                                                                    --------------------    -------------    --------------------
                                                                              9,778,743        1,465,298              11,244,041
                                                                    --------------------    -------------    --------------------

           SEMICONDUCTOR - 0.94%
   122,608 Koninklijke Philips Electronics N.V.                                       -        5,553,786               5,553,786
                                                                    --------------------    -------------    --------------------

           WIRELESS TELECOMMUNICATIONS - 0.45%
    73,200 Kon KPN N.V.                                                               -        2,646,221               2,646,221
                                                                    --------------------    -------------    --------------------

           TOTAL NETHERLANDS COMMON STOCKS                                   11,385,534       23,760,381              35,145,915
                                                                    --------------------    -------------    --------------------


           NEW ZEALAND - 0.21%

           WIRELESS TELECOMMUNICATIONS - 0.21%
   389,400 Telecom Corp. of New Zealand Ltd.                                          -        1,258,866               1,258,866
                                                                    --------------------    -------------    --------------------

           TOTAL NEW ZEALAND COMMON STOCKS                                            -        1,258,866               1,258,866
                                                                    --------------------    -------------    --------------------


           NORWAY - 0.25%

           OIL SERVICES - 0.25%
    88,480 Petroleum Geo Services ASA                                                 -        1,453,079               1,453,079
                                                                    --------------------    -------------    --------------------

           TOTAL NORWAY COMMON STOCKS                                                 -        1,453,079               1,453,079
                                                                    --------------------    -------------    --------------------


           POLAND - 0.11%

           OIL & GAS - 0.11%
    71,000 Polski Koncern Naftowy Orlen S.A. GDR **                             670,950                -                 670,950
                                                                    --------------------    -------------    --------------------



                                     Page 7

                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
  SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND         INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
           TOTAL POLAND COMMON STOCKS                                           670,950                -                 670,950
                                                                    --------------------    -------------    --------------------


           PORTUGAL - 0.44%

           RAILROADS - 0.44%
   289,400 Brisa Auto Estrada                                                         -        2,617,505               2,617,505
                                                                    --------------------    -------------    --------------------

           TOTAL PORTUGAL COMMON STOCKS                                               -        2,617,505               2,617,505
                                                                    --------------------    -------------    --------------------


           SINGAPORE - 0.47%

           BANKS - 0.37%
    90,000 DBS Group Holdings Ltd.                                            1,084,994                -               1,084,994
   260,000 Overseas Union Bank Ltd.                                           1,094,800                -               1,094,800
                                                                    --------------------    -------------    --------------------
                                                                              2,179,794                -               2,179,794
                                                                    --------------------    -------------    --------------------

           TELECOMMUNICATIONS - SERVICES - 0.10%
   426,500 Singapore Telecommunication Ltd.                                     590,431                -                 590,431
                                                                    --------------------    -------------    --------------------

           TOTAL SINGAPORE COMMON STOCKS                                      2,770,225                -               2,770,225
                                                                    --------------------    -------------    --------------------


           SOUTH AFRICA - 0.10%


           BANKS - 0.04%
   375,100 BoE Ltd.                                                             210,185                -                 210,185
                                                                    --------------------    -------------    --------------------

           SOFTWARE & COMPUTER SERVICES - 0.06%
   480,000 Softline Ltd*                                                        362,069                -                 362,069
                                                                    --------------------    -------------    --------------------

           TOTAL SOUTH AFRICA COMMON STOCKS                                     572,254                -                 572,254
                                                                    --------------------    -------------    --------------------


           SPAIN - 2.19%

           BANKS - 1.00%
   204,939 Banco Bilbao Vizcaya Argenta                                       2,962,704                -            2,962,704
   286,698 Banco Santander Central Hispanormer                                2,959,709                -            2,959,709
                                                                    --------------------    -------------    --------------------
                                                                              5,922,413                -            5,922,413
                                                                    --------------------    -------------    --------------------

           LONG DISTANCE & PHONE COMPANIES - 0.08%
    23,300 Telefonica SA                                                              -          490,141              490,141
                                                                    --------------------    -------------    --------------------

           SOFTWARE & COMPUTER SERVICES - 0.28%
   151,389 Amadeus Global Travel Distribution S.A. *                          1,679,297                -            1,679,297
                                                                    --------------------    -------------    --------------------

           TELECOMMUNICATIONS-SERVICES - 0.82%
   231,655 Telefonica S.A.*                                                   4,873,115                -            4,873,115
                                                                    --------------------    -------------    --------------------

           TOTAL SPAIN COMMON STOCKS                                         12,474,825          490,141           12,964,966
                                                                    --------------------    -------------    --------------------


           SWEDEN - 4.09%

           BANKS - 0.92%
   124,000 Forenings Sparbanken AB                                            1,893,130                -            1,893,130
   503,206 Nordbanken Holding                                                         -        3,539,453            3,539,453
                                                                    --------------------    -------------    --------------------
                                                                              1,893,130        3,539,453            5,432,583
                                                                    --------------------    -------------    --------------------

           FINANCIAL SERVICES - 0.54%
   218,800 Investor AB                                                                -        3,173,435            3,173,435
                                                                    --------------------    -------------    --------------------



                                     Page 8

                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
           INFORMATION TECHNOLOGY HARDWARE - 2.19%
   666,188 Ericsson LM B Shares                                               7,300,545        5,703,561           13,004,106
                                                                    --------------------    -------------    --------------------

           SUPPORT SERVICES - 0.21%
    57,000 Securitas AB                                                       1,243,184                -            1,243,184
                                                                    --------------------    -------------    --------------------

           TOBACCO - 0.24%
   439,686 Swedish Match AB(1)                                                        -        1,395,296            1,395,296
                                                                    --------------------    -------------    --------------------

           TOTAL SWEDEN COMMON STOCKS                                        10,436,859       13,811,745           24,248,604
                                                                    --------------------    -------------    --------------------


           SWITZERLAND - 1.83%

           BANKS - 0.45%
    18,350 UBS AG                                                                     -        2,645,313            2,645,313
                                                                    --------------------    -------------    --------------------

           CONSTRUCTION AND BUILDING MATERIALS - 0.34%
     1,740 Holderbank Financiere Glarus AG                                    2,023,377                -            2,023,377
                                                                    --------------------    -------------    --------------------

           HEALTH & PERSONAL CARE - 0.45%
     1,743 Novartis Ltd.                                                              -        2,692,388            2,692,388
                                                                    --------------------    -------------    --------------------

           INSURANCE - 0.59%
     6,488 Zurich Allied AG(1)                                                        -        3,500,090            3,500,090
                                                                    --------------------    -------------    --------------------

           TOTAL SWITZERLAND COMMON STOCKS                                    2,023,377        8,837,791           10,861,168
                                                                    --------------------    -------------    --------------------


           TAIWAN - 0.04%

           ELECTRONIC & ELECTRICAL EQUIPMENT - 0.04%
    20,761 Compal Electronics Inc. GDR                                          243,942                -              243,942
                                                                    --------------------    -------------    --------------------

           TOTAL TAIWAN COMMON STOCKS                                           243,942                -              243,942
                                                                    --------------------    -------------    --------------------


           UNITED KINGDOM - 15.13%

           AEROSPACE & DEFENSE - 0.48%
   102,771 Smiths Industries PLC                                              1,409,216                -            1,409,216
   412,200 Rolls Royce                                                                -        1,445,473            1,445,473
                                                                    --------------------    -------------    --------------------
                                                                              1,409,216        1,445,473            2,854,689
                                                                    --------------------    -------------    --------------------

           AUTOMOBILES - 0.21%
    95,000 GKN PLC                                                            1,216,527                -            1,216,527
                                                                    --------------------    -------------    --------------------

           BANKS - 0.47%
   204,000 HSBC Holdings                                                      2,762,132                -            2,762,132
                                                                    --------------------    -------------    --------------------

           BEVERAGES & TOBACCO - 0.73%
   495,600 Diageo PLC                                                                 -        4,352,261            4,352,261
                                                                    --------------------    -------------    --------------------

           BROADCASTING & PUBLISHING - 0.40%
   184,880 United News & Media PLC                                                    -        2,355,022            2,355,022
                                                                    --------------------    -------------    --------------------

           BUILDING MATERIALS & COMPONENTS - 0.20%
   105,500 RMC Group                                                                  -        1,176,282            1,176,282
                                                                    --------------------    -------------    --------------------

           BUSINESS & PUBLIC SERVICES - 0.22%



                                     Page 9

                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
    97,400 WPP Group PLC                                                              -        1,321,702            1,321,702
                                                                    --------------------    -------------    --------------------

           ELECTRIC COMPONENT - 0.23%
   178,760 Spirent PLC                                                                -        1,334,761            1,334,761
                                                                    --------------------    -------------    --------------------

           FINANCIAL SERVICE - 0.61%
   203,800 Amvescap PLC                                                               -        3,634,437            3,634,437
                                                                    --------------------    -------------    --------------------

           FOOD & HOUSEHOLD PRODUCTS - 0.48%
   174,200 Reckitt & Colman PLC                                                       -        1,986,639            1,986,639
   142,000 Unilever                                                                   -          849,077              849,077
                                                                    --------------------    -------------    --------------------
                                                                                      -        2,835,716            2,835,716
                                                                    --------------------    -------------    --------------------

           INFORMATION TECHNOLOGY HARDWARE - 0.64%
   235,000 Marconi PLC                                                        3,794,645                -            3,794,645
                                                                    --------------------    -------------    --------------------

           INSURANCE - 0.39%
   384,000 Royal & Sun Alliance                                                       -        2,330,624            2,330,624
                                                                    --------------------    -------------    --------------------

           LEISURE & ENTERTAINMENT - 0.42%
   321,000 Hilton Group PLC                                                   1,082,365                -            1,082,365
 1,429,211 Carlton Communications PLC                                                 -        1,429,211            1,429,211
                                                                    --------------------    -------------    --------------------
                                                                              1,082,365        1,429,211            2,511,576
                                                                    --------------------    -------------    --------------------

           LIFE ASSURANCE - 0.46%
   200,000 Prudential PLC                                                     2,730,451                -            2,730,451
                                                                    --------------------    -------------    --------------------

           MEDIA - 0.54%
   100,000 WPP Group PLC                                                      1,356,983                -            1,356,983
   525,580 Aegis Group                                                                -        1,433,495            1,433,495
    21,400 Emap                                                                       -          379,068              379,068
                                                                    --------------------    -------------    --------------------
                                                                              1,356,983        1,812,563            3,169,546
                                                                    --------------------    -------------    --------------------

           OIL & GAS - 1.64%
   714,600 BP Amoco PLC                                                       1,479,059        4,774,998            6,254,057
   296,000 Shell Transportation & Trading Co                                  2,377,621                -            2,377,621
   163,650 BG Group                                                                   -        1,078,470            1,078,470
                                                                    --------------------    -------------    --------------------
                                                                              3,856,680        5,853,468            9,710,148
                                                                    --------------------    -------------    --------------------

           PHARMACEUTICAL - 2.09%
    60,086 AstraZeneca Group PLC                                              1,465,392        1,126,506            2,591,898
   287,390 Glaxo Wellcome PLC                                                 5,011,742        3,265,985            8,277,727
   119,000 Smithkline Beecham                                                 1,533,668                -            1,533,668
                                                                    --------------------    -------------    --------------------
                                                                              8,010,802        4,392,491           12,403,293
                                                                    --------------------    -------------    --------------------

           SEMICONDUCTOR - 0.19%
    71,060 Marconi                                                                    -        1,147,436            1,147,436
                                                                    --------------------    -------------    --------------------

           SOFTWARE & COMPUTER SERVICES - 0.66%
   325,000 Sage Group PLC                                                     2,722,583                -            2,722,583
    80,000 Sema Group PLC                                                     1,209,671                -            1,209,671
                                                                    --------------------    -------------    --------------------
                                                                              3,932,254                -            3,932,254
                                                                    --------------------    -------------    --------------------

           SOFTWARE & COMPUTER SERVICES - 0.58%
 1,610,000 3I Group PLC                                                       3,426,102                -            3,426,102
                                                                    --------------------    -------------    --------------------

           TELECOMMUNICATIONS SERVICES - 3.48%
   198,400 British Telecommunication PLC                                              -        2,622,384            2,622,384
   292,176 Cable & Wireless PLC                                               2,350,856        2,737,022            5,087,878
 2,919,918 Vodafone Group PLC                                                 9,382,264        3,526,323           12,908,587
                                                                    --------------------    -------------    --------------------
                                                                             11,733,120        8,885,729           20,618,849
                                                                    --------------------    -------------    --------------------



                                    Page 10

                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
           TOTAL UNITED KINGDOM COMMON STOCKS                                45,311,277       44,307,176           89,618,453
                                                                    --------------------    -------------    --------------------


           UNITED STATES - 20.86% (2)

           AIRLINES - 0.10%
    17,600 AMR Corp                                                                   -          581,900              581,900
                                                                    --------------------    -------------    --------------------

           BANKS - 1.52%
    90,900 Chase Manhattan Corp                                                       -        4,516,594            4,516,594
    43,400 Citigroup Inc                                                              -        3,062,412            3,062,412
    39,800 FleetBoston Financial Corp                                                 -        1,425,338            1,425,338
                                                                    --------------------    -------------    --------------------
                                                                                      -        9,004,344            9,004,344
                                                                    --------------------    -------------    --------------------

           CHEMICALS - 0.15%
    31,900 Dow Chemical Co                                                            -          917,125              917,125
                                                                    --------------------    -------------    --------------------

           COMPUTER HARDWARE - 2.28%
   151,600 Cisco Systems Inc                                                          -        9,920,325            9,920,325
    82,000 Dell Computer Corp                                                         -        3,602,875            3,602,875
                                                                    --------------------    -------------    --------------------
                                                                                      -       13,523,200           13,523,200
                                                                    --------------------    -------------    --------------------

           COMPUTER SOFTWARE - 1.10%
    30,700 International Business Machines Corp                                       -        3,451,831            3,451,831
    43,800 Microsoft Corp                                                             -        3,057,788            3,057,788
                                                                    --------------------    -------------    --------------------
                                                                                      -        6,509,619            6,509,619
                                                                    --------------------    -------------    --------------------

           CONSUMER DURABLES - 0.15%
    20,200 Whirlpool Corp                                                             -          872,388              872,388
                                                                    --------------------    -------------    --------------------

           DEFENSE & AEROSPACE - 0.49%
    40,800 Boeing Co                                                                  -        1,999,200            1,999,200
    19,800 TRW Inc                                                                    -          889,762              889,762
                                                                    --------------------    -------------    --------------------
                                                                                      -        2,888,962            2,888,962
                                                                    --------------------    -------------    --------------------

           DIVERSIFIED RETAIL - 0.87%
    63,000 Federated Department Stores Inc                                            -        1,515,937            1,515,937
   125,200 Target Corp                                                                -        3,630,800            3,630,800
                                                                    --------------------    -------------    --------------------
                                                                                      -        5,146,737            5,146,737
                                                                    --------------------    -------------    --------------------

           DRUG & MEDICINE - 1.12%
    78,775 Pfizer Inc                                                                 -        3,397,172            3,397,172
    74,900 Schering Plough Corp                                                       -        3,234,744            3,234,744
                                                                    --------------------    -------------    --------------------
                                                                                      -        6,631,916            6,631,916
                                                                    --------------------    -------------    --------------------

           ELECTRIC UTILITIES - 0.23%
     7,900 Duke Energy Corp                                                           -          487,331              487,331
    46,400 Energy East Corp                                                           -          875,800              875,800
                                                                    --------------------    -------------    --------------------
                                                                                      -        1,363,131            1,363,131
                                                                    --------------------    -------------    --------------------

           ELECTRICITY EQUIPMENT - 0.81%
    32,100 Honeywell Inc                                                              -        1,079,362            1,079,362
    16,243 Johnson Controls Inc                                                       -          843,621              843,621
    87,100 Motorola Inc                                                               -        2,879,744            2,879,744
                                                                    --------------------    -------------    --------------------
                                                                                      -        4,802,727            4,802,727
                                                                    --------------------    -------------    --------------------

           ELECTRICAL POWER - 0.20%
    19,000 Emerson Electric Co                                                        -        1,160,188            1,160,188
                                                                    --------------------    -------------    --------------------

           ENERGY RESERVES & PRODUCTION - 2.08%
    33,300 Chevron Corp                                                               -        2,630,700            2,630,700
    53,491 Exxon Mobil Corp.(1)                                                       -        4,279,280            4,279,280
    25,600 Phillips Petroleum Co.                                                     -        1,300,800            1,300,800
    57,800 Royal Dutch Petroleum Co ADR                                               -        3,366,850            3,366,850



                                    Page 11

                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
-----------                                                         --------------------    -------------    --------------------
    28,500 Tosco Corp                                                                 -          755,250              755,250
                                                                    --------------------    -------------    --------------------
                                                                                      -       12,332,880           12,332,880
                                                                    --------------------    -------------    --------------------

           ENTERTAINMENT - 0.51%
    45,700 Viacom Inc Class B                                                         -        3,030,481            3,030,481
                                                                    --------------------    -------------    --------------------

           FINANCIAL SERVICE - 0.63%
    27,900 Federal Home Loan Mortgage Corp                                            -        1,100,306            1,100,306
    49,000 MBNA Corp                                                                  -        1,635,375            1,635,375
     9,601 Providian Financial Corp                                                   -          978,702              978,702
                                                                    --------------------    -------------    --------------------
                                                                                      -        3,714,383            3,714,383
                                                                    --------------------    -------------    --------------------

           FOREST PRODUCTS, PAPER - 0.26%
    18,500 International Paper Co                                                     -          629,000              629,000
    20,200 Weyerhaeuser Co                                                            -          922,888              922,888
                                                                    --------------------    -------------    --------------------
                                                                                      -        1,551,888            1,551,888
                                                                    --------------------    -------------    --------------------

           GAS UTILITY - 0.35%
    43,100 El Paso Energy Corp                                                        -        2,084,963            2,084,963
                                                                    --------------------    -------------    --------------------

           INDUSTRIAL PARTS - 1.25%
    32,900 Ingersoll Rand Co                                                          -        1,291,325            1,291,325
    51,000 Mettler Toledo International Inc ADR                                       -        2,065,500            2,065,500
    68,900 United Technologies Corp                                                   -        4,022,037            4,022,037
                                                                    --------------------    -------------    --------------------
                                                                                      -        7,378,862            7,378,862
                                                                    --------------------    -------------    --------------------

           INDUSTRIAL SERVICES & SUPPLIES - 0.42%
    46,800 Tyco International Ltd.                                                    -        2,503,800            2,503,800
                                                                    --------------------    -------------    --------------------

           INFORMATION & COMPUTER SERVICES - 0.10%
    10,600 American Online Inc                                                        -          565,113              565,113
                                                                    --------------------    -------------    --------------------

           LONG DISTANCE & PHONE COMPANIES - 0.90%
    67,700 MCI Worldcom Inc                                                           -        2,644,531            2,644,531
    42,378 Telefonica S A ADR                                                         -        2,683,057            2,683,057
                                                                    --------------------    -------------    --------------------
                                                                                      -        5,327,588            5,327,588
                                                                    --------------------    -------------    --------------------

           MEDIA - 0.10%
    17,100 Comcast Corp Class A                                                       -          581,667              581,667
                                                                    --------------------    -------------    --------------------

           MEDIA PRODUCTS - 0.26%
    19,600 Baxter International                                                       -        1,523,900            1,523,900
                                                                    --------------------    -------------    --------------------

           MINING & METALS - 0.13%
    25,100 ALCOA Inc                                                                  -          759,275              759,275
                                                                    --------------------    -------------    --------------------

           MOTOR VEHICLES - 0.74%
    43,300 Borg Warner Automotive Inc                                                 -        1,469,494            1,469,494
    62,600 Ford Motor Co                                                              -        2,914,812            2,914,812
                                                                    --------------------    -------------    --------------------
                                                                                      -        4,384,306            4,384,306
                                                                    --------------------    -------------    --------------------

           OIL REFINING - 0.10%
    26,300 Conoco                                                                     -          606,544              606,544
                                                                    --------------------    -------------    --------------------

           OIL SERVICES - 0.52%
    50,300 Halliburton Co                                                             -        2,320,087            2,320,087
    15,700 Transocean Sedco Forex Inc                                                 -          777,150              777,150
                                                                    --------------------    -------------    --------------------
                                                                                      -        3,097,237            3,097,237
                                                                    --------------------    -------------    --------------------

           OTHER INSURANCE - 0.40%
    37,000 AMBAC Financial Group Inc                                                  -        2,384,188            2,384,188
                                                                    --------------------    -------------    --------------------

           PUBLISHING - 0.41%
    46,500 Knight Ridder Inc                                                          -        2,423,812            2,423,812
                                                                    --------------------    -------------    --------------------



                                    Page 12

                                                                                                                 PRO FORMA
  COMBINED                                                                                                      COMBINED PACE
 NUMBER OF                                                           PACE INTERNATIONAL       PW GLOBAL      INTERNATIONAL EQUITY
   SHARES                                                            EQUITY INVESTMENTS      EQUITY FUND        INVESTMENTS
------------                                                        --------------------    -------------    --------------------
            SECURITIES & ASSET MANAGEMENT - 0.88%
     10,600 AXA Financial Inc                                                         -          405,450              405,450
     52,600 Morgan Stanley Dean Witter & Co                                           -        4,799,750            4,799,750
                                                                    --------------------    -------------    --------------------
                                                                                     -        5,205,200            5,205,200
                                                                    --------------------    -------------    --------------------

            SEMICONDUCTOR - 1.66%
     53,900 Applied Materials Inc                                                     -        4,089,662            4,089,662
     33,300 Atmel Corp                                                                -          996,919              996,919
     24,900 JDS Uniphase Corp                                                         -        2,941,312            2,941,312
     17,700 Texas Instruments Inc                                                     -        1,038,769            1,038,769
     12,700 Vitesse Semconductor Corp.(1)                                             -          757,238              757,238
                                                                    --------------------    -------------    --------------------
                                                                                     -        9,823,900            9,823,900
                                                                    --------------------    -------------    --------------------

            WIRELESS TELECOMMUNICATION - 0.15%
     15,500 Nextel Communications Inc                                                 -          867,031              867,031
                                                                    --------------------    -------------    --------------------


            TOTAL UNITED STATES COMMON STOCKS                                         -      123,549,255          123,549,255
                                                                    --------------------    -------------    --------------------

            TOTAL COMMON STOCKS (COST---$469,488,007)                        231,895,063      310,168,860          542,063,923
                                                                     --------------------    -------------    --------------------


            PREFERRED STOCKS - 0.40%

            BRAZIL - 0.18%

            TELECOMMUNICATIONS-SERVICES - 0.18%
     50,000 Embratel Participacoes SA ADR                                     1,075,000                -            1,075,000
                                                                    --------------------    -------------    --------------------

            JAPAN - 0.22%

            BANKS - 0.22%
150,000,000 Sanwa International Finance                                       1,285,499                -            1,285,499
                                                                    --------------------    -------------    --------------------

            TOTAL PREFERRED STOCKS (COST---$2,499,342)                        2,360,499                -            2,360,499
                                                                    --------------------    -------------    --------------------



 COMBINED
 PRINCIPAL                                                       MATURITY    INTEREST     PACE INTERNATIONAL        PW GLOBAL
  AMOUNT                                                           DATES      RATES       EQUITY INVESTMENTS       EQUITY FUND
-----------                                                     ---------------------------------------------   -----------------
           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.36%
  $ 16,000 Federal Home Loan Bank Consolidated Dsc Note           8/11/00    6.380%@                       -          15,971,644
     4,000 United States Treasury Bills                          10/26/00     5.920@                       -           3,943,431
                                                                                         --------------------   -----------------

           Total U.S. Government and Agency Obligations
            (cost---$19,915,075)                                                                           -          19,915,075
                                                                                         --------------------   -----------------


           REPURCHASE AGREEMENTS - 3.66%
     7,214 Repurchase Agreement dated 7/31/00 with State
             Street Bank & Trust Co., collateralized by
             $2,122,183 U.S. Treasury Notes, 6.625% due
             03/31/02 (value--$2,175,237); and $4,030,928
             U.S. Treasury Bonds, 8.125% due 08/15/19
             (value--$5,184,782); proceeds: $7,215,052             8/1/00     6.500                7,214,000                   -
    14,444 Repurchase Agreement dated 7/31/00 with SG
             Cowen Securities Group, collateralized by
             $11,099,000 U.S. Treasury Bonds, 8.875% due
             8/15/17 (value - $14,733,923); proceeds:
             $14,446,608                                         08/01/00     6.500                        -          14,444,000
                                                                                         --------------------   -----------------
           Total Repurchase Agreements (cost - $21,658,000)                                        7,214,000          14,444,000
                                                                                         --------------------   -----------------

           TOTAL INVESTMENTS (COST--$514,075,122) - 98.92%                                       241,469,562         344,527,935
           OTHER ASSETS IN EXCESS OF LIABILITIES - 1.08%                                           4,982,396           1,396,611
                                                                                         --------------------   -----------------
           NET ASSETS - 100%                                                              $      246,451,958     $   345,924,546
                                                                                         --------------------   -----------------


                                                                     PRO FORMA
 COMBINED                                                           COMBINED PACE
 PRINCIPAL                                                       INTERNATIONAL EQUITY
  AMOUNT                                                             INVESTMENTS
-----------                                                     ----------------------
           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.36%
  $ 16,000 Federal Home Loan Bank Consolidated Dsc Note                    15,971,644
     4,000 United States Treasury Bills                                     3,943,431
                                                                ----------------------

           Total U.S. Government and Agency Obligations
            (cost---$19,915,075)                                           19,915,075
                                                                ----------------------


           REPURCHASE AGREEMENTS - 3.66%
     7,214 Repurchase Agreement dated 7/31/00 with State
             Street Bank & Trust Co., collateralized by
             $2,122,183 U.S. Treasury Notes, 6.625% due
             03/31/02 (value--$2,175,237); and $4,030,928
             U.S. Treasury Bonds, 8.125% due 08/15/19
             (value--$5,184,782); proceeds: $7,215,052                      7,214,000
    14,444 Repurchase Agreement dated 7/31/00 with SG
             Cowen Securities Group, collateralized by
             $11,099,000 U.S. Treasury Bonds, 8.875% due
             8/15/17 (value - $14,733,923); proceeds:
             $14,446,608                                                   14,444,000
                                                                ----------------------
           Total Repurchase Agreements (cost - $21,658,000)                21,658,000
                                                                ----------------------

           TOTAL INVESTMENTS (COST--$514,075,122) - 98.92%                585,997,497
           OTHER ASSETS IN EXCESS OF LIABILITIES - 1.08%                    6,379,007
                                                                ----------------------
           NET ASSETS - 100%                                     $        592,376,504
                                                                ----------------------

            ----------------------------------------------------------
          * Non-income producing security.
         ** Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          @ Interest rate shown is discount rate at date of purchase.
        (1) Security, or portion thereof, was on loan at July 31, 2000.
        (2) Global Equity Fund still held U.S. investments at November 30, 2000, although it no longer held the specific stocks identified in this PRO FORMA Portfolio of Investments. These investments (other than ADRs) are not compatible with the holdings of PACE International Equity Fund. If Global Equity Fund's shareholders approve the Reorganization, these securities must be sold before the Reorganization is effected.
        ADR American Depositary Receipt.
        GDR Global Depositary Receipt.


            See accompanying notes to pro forma financial statements.

PACE International Equity Investments
PaineWebber Global Equity Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Global Equity Fund ("Global Equity"), PACE International Equity Investments ("International Equity") would acquire the assets of Global Equity in exchange solely for the assumption by International Equity of Global Equity's assets and stated liabilities and shares of International Equity that correspond to the outstanding shares of Global Equity. The number of shares to be received would be based on the relative net asset value of International Equity's shares on the effective date of the Plan and Global Equity will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of International Equity and Global Equity at July 31, 2000 and the combined results of operations of International Equity and Global Equity (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule of International Equity. However, after anticipated savings in other expenses of the Fund, the shareholders of Global Equity will not experience an increase in total expenses. Global Equity currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, International Equity does not. Other fixed expenses will be reduced due to the elimination of duplicative expenses. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $216,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-adviser. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their value as determined in good faith by or under the direction of the board.